Supplement to the
Fidelity Advisor® International Discovery Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor International Discovery Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.33%	0.32%	0.33%	0.33%
Total annual operating expenses	1.32%	1.56%	2.07%	2.07%

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 702	$ 702	$ 503	$ 503	$ 710	$ 210	$ 310	$ 210
3 years	$ 969	$ 969	$ 825	$ 825	$ 949	$ 649	$ 649	$ 649
5 years	$ 1,257	$ 1,257	$ 1,170	$ 1,170	$ 1,314	$ 1,114	$ 1,114	$ 1,114
10 years	$ 2,074	$ 2,074	$ 2,141	$ 2,141	$ 2,118	$ 2,118	$ 2,400	$ 2,400
AID-14-02  August 1, 2014
1.813914.114

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 16.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 27.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor® International Discovery Fund
Institutional Class
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor International Discovery Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.74%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.23%
Total annual operating expenses	0.97%
1 year	$ 99
3 years	$ 309
5 years	$ 536
10 years	$ 1,190

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

AIDI-14-02  August 1, 2014
1.812502.111

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

Supplement to the
Fidelity Advisor® International Discovery Fund
Class Z
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor International Discovery Fund from 0.45% to 0.424%.

The information replaces similar information for the fund found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.74%
Distribution and/or Service (12b-1) fees	None
Other expenses A	0.09%
Total annual operating expenses	0.83%

A Based on estimated amounts for the current fiscal year.

1 year	$ 85
3 years	$ 265
5 years	$ 460
10 years	$ 1,025
AIDZ-14-01  August 1, 2014
1.9859772.100

Supplement to the
Fidelity Advisor® Worldwide Fund
Class A, Class T, Class B, and Class C
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor Worldwide Fund from 0.45% to 0.424%.

The following information replaces similar information for the fund found in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Class A

Class T

Class B

Class C

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.37%	0.38%	0.36%	0.32%
Total annual operating expenses	1.42%	1.68%	2.16%	2.12%

Class A

Class T

Class B

Class C

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 711	$ 711	$ 515	$ 515	$ 719	$ 219	$ 315	$ 215
3 years	$ 998	$ 998	$ 861	$ 861	$ 976	$ 676	$ 664	$ 664
5 years	$ 1,307	$ 1,307	$ 1,231	$ 1,231	$ 1,359	$ 1,159	$ 1,139	$ 1,139
10 years	$ 2,179	$ 2,179	$ 2,267	$ 2,267	$ 2,217	$ 2,217	$ 2,452	$ 2,452
AWLD-14-02  August 1, 2014
1.899555.108

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 16.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 27.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 28.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 33.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" beginning on page 31.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor® Worldwide Fund
Institutional Class
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor Worldwide Fund from 0.45% to 0.424%.

The following information replaces similar information for the fund found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual operating expenses	1.14%
1 year	$ 116
3 years	$ 362
5 years	$ 628
10 years	$ 1,386

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

AWLDI-14-02  August 1, 2014
1.899556.108

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

Supplement to the
Fidelity® Diversified International Fund
Class K
December 30, 2013
Prospectus

Effective August 1, 2014, the Advisor reduced the individual fund fee rate component of the management fee rate for Fidelity Diversified International Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.78%A

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$80
3 years	$249
5 years	$433
10 years	$966

The following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 5.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

DIF-K-14-02  August 1, 2014
1.882817.106

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of the fund and have a qualifying investment of i) $5 million in the fund or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

Supplement to
Fidelity's Broadly Diversified International Equity Funds
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity® Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund from 0.45% to 0.424%.

The following information replaces similar information for Fidelity Diversified International Fund found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.70%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses A	0.92%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 94
3 years	$ 293
5 years	$ 509
10 years	$ 1,131

The following information replaces similar information for Fidelity Overseas Fund found in the "Fund Summary" section on page 9.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Total annual operating expenses	1.07%
1 year	$ 109
3 years	$ 340
5 years	$ 590
10 years	$ 1,306

The following information replaces similar information for Fidelity Worldwide Fund found in the "Fund Summary" section on page 12.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%
Total annual operating expenses	1.08%
1 year	$ 110
3 years	$ 343
5 years	$ 595
10 years	$ 1,317

Supplement to the

Fidelity® Diversified International Fund (FDIVX), Fidelity Global Equity Income Fund (FGILX),
Fidelity International Capital Appreciation Fund (FIVFX), Fidelity International Discovery Fund (FIGRX), Fidelity International Growth Fund (FIGFX), Fidelity International Value Fund (FIVLX), Fidelity Overseas Fund (FOSFX), Fidelity Total International Equity Fund (FTIEX), and Fidelity Worldwide Fund (FWWFX)

Fidelity Diversified International Fund is a Class of shares of Fidelity Diversified International Fund; Fidelity International Discovery Fund is a Class of shares of Fidelity International Discovery Fund; Fidelity International Growth Fund is a Class of shares of Fidelity International Growth Fund; Fidelity International Value Fund is a Class of shares of Fidelity International Value Fund; Fidelity Overseas Fund is a Class of shares of Fidelity Overseas Fund; Fidelity Total International Equity Fund is a Class of shares of Fidelity Total International Equity Fund; and Fidelity Worldwide Fund is a Class of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Diversified International Fund, Fidelity International Discovery Fund, Fidelity Overseas Fund and Fidelity Worldwide Fund from 0.4500% to 0.4240%.

IBDB-14-01  August 1, 2014
1.467695.134

Supplement to the
Fidelity® International Discovery Fund
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity International Discovery Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.74%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.23%
Total annual operating expenses	0.97%
1 year	$ 99
3 years	$ 309
5 years	$ 536
10 years	$ 1,190
IGI-14-01  August 1, 2014
1.824638.107

Supplement to the
Fidelity® International Discovery Fund
Class K
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity International Discovery Fund from 0.45% to 0.424%.

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.74%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.82%
1 year	$ 84
3 years	$ 262
5 years	$ 455
10 years	$ 1,014

The following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 5.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of the fund and have a qualifying investment of i) $5 million in the fund or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

IGI-K-14-02  August 1, 2014
1.900386.104

Supplement to the

Fidelity® Diversified International Fund Class K (FDIKX), Fidelity Emerging Markets Fund Class K (FKEMX),
Fidelity International Discovery Fund Class K (FIDKX), and Fidelity Overseas Fund Class K (FOSKX)

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2013

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity® Diversified International Fund, Fidelity International Discovery Fund, and Fidelity Overseas Fund from 0.4500% to 0.4240%.

K-COM10AB-14-01  August 1, 2014
1.918662.105

Supplement to the
Fidelity® Overseas Fund
Class K
December 30, 2013 Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity® Overseas Fund from 0.45% to 0.424%.

The following information replaces similar information in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.12%
Total annual operating expenses	0.91%
1 year	$ 93
3 years	$ 290
5 years	$ 504
10 years	$ 1,120

The following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 5.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

OVE-K-14-02  August 1, 2014
1.900389.105

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of the fund and have a qualifying investment of i) $5 million in the fund or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.